Consolidated Statements of changes in Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Feb. 28, 2013			1,403,638
Beginning Balance, Amount at Feb. 28, 2013			$ 140	$ 5,497,951	$ (5,362,479)	$ 135,612
Common stock issued for service, Shares			28,468
Common stock issued for service, Amount			$ 3	299,197		299,200
Stock option expense				1,647,572		1,647,572
Beneficial conversion feature of Series B preferred stock						14,159
Warrants issued with convertible notes				357,145		357,145
Warrants issued in debt modification				126,381	$ 126,381
Warrants issued for services				42,993		42,993
Beneficial conversion feature from issuance of convertible notes				532,210		532,210
Common stock issued in debt modification, Shares			6,165
Common stock issued in debt modification, Amount			$ 1	$ 143,324		$ 143,325
Beneficial conversion feature
Net loss					$ (5,365,196)	$ (5,365,196)
Ending Balance, Shares at Feb. 28, 2014			1,438,271
Ending Balance, Amount at Feb. 28, 2014			$ 144	$ 8,646,773	$ (10,727,675)	(2,080,758)
Common stock issued for service, Shares			66,324
Common stock issued for service, Amount			$ 7	886,200		886,207
Common stock and warrant units issued for cash, Shares			45,455
Common stock and warrant units issued for cash, Amount			$ 4	711,049		711,053
Common stock and series A preferred stock issued for marketable securities, Shares	500,000		33,334
Common stock and series A preferred stock issued for marketable securities, Amount	$ 50		$ 3	999,947		1,000,000
Series A preferred stock issued for marketable securities, Shares	374,257
Series A preferred stock issued for marketable securities, Amount	$ 37			256,596		256,633
Series B preferred stock and warrants issued for cash, Shares		299
Series B preferred stock and warrants issued for cash, Amount				931,291		931,291
Stock option expense				447,664		447,664
Beneficial conversion feature of Series B preferred stock				225,296		225,296
Deemed dividend to Series B Preferred Stock				(225,296)		(225,296)
Accrued dividends on Series B Preferred Stock				(16,767)		(16,767)
Warrants issued with convertible notes				127,289		127,289
Warrants issued for services				46,592		46,592
Beneficial conversion feature from issuance of convertible notes				45,746		45,746
Conversion of debt and accrued interest into common stock and warrants, Shares			248,026
Conversion of debt and accrued interest into common stock and warrants, Amount			$ 25	3,558,390		3,558,415
Beneficial conversion feature				$ 2,324,759		2,324,759
Net loss					$ (7,995,474)	(7,995,474)
Ending Balance, Shares at Feb. 28, 2015	874,257	229	1,831,483
Ending Balance, Amount at Feb. 28, 2015	$ 87		$ 183	$ 18,965,529	$ (18,723,149)	$ 242,650
Common stock issued for service, Shares						21,334
Beneficial conversion feature
Net loss						$ (7,995,474)
Ending Balance, Amount at May. 31, 2015						$ 1,179,772